Schedule of Long-term Debt Instruments (Details)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 29, 2014 USD ($)	Mar. 29, 2014 Convertible Debentures USD ($)	Dec. 28, 2013 Convertible Debentures USD ($)	Mar. 29, 2014 IKEA Loan [Member] USD ($)	Dec. 28, 2013 IKEA Loan [Member] USD ($)	Mar. 29, 2014 IKEA Loan [Member] EUR (€)
Convertible debt, balance beginning	$ 10,051,262	$ 0	$ 18,300,961	$ 16,674,686	$ 10,051,262	$ 16,674,686
Balance, beginning						0	0
Convertible debenture issued	8,307,249	10,051,262		0	8,307,249
Loan issued						2,197,153	0	1,597,000
Discount on debentures	(754,829)	0		0	(754,829)
Amendment of debentures conversion price	(79,931)	0		0	(79,931)
Accretion expense	94,030	0		60,147	94,030
Effect of foreign exchange	(943,095)	0		(565,819)	(943,095)	(4,739)	0
Balance, ending						2,192,414	0
Long term debt - long term						18,361,428	16,674,686
Less: Current portion	0		60,467			60,467	0
Long Term Debt, end of period	$ 16,674,686	$ 10,051,262	$ 18,300,961	$ 16,169,014	$ 16,674,686	$ 18,300,961	$ 16,674,686